Acceptances - Summary of Acceptances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Miscellaneous current liabilities [abstract]
Payable under trade financing arrangements	₨ 80,891	$ 1,106	₨ 101,851
Acceptances	₨ 80,891	$ 1,106	₨ 101,851